Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. There was no reclassification between categories for the adoption of IFRS 9.

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2019
Assets as per statement of financial position
Trade and other receivables	88,113	—	88,113	84,218	172,331
Derivative financial instruments	—	1,435	1,435	—	1,435
Cash and cash equivalents	290,276	—	290,276	—	290,276
Total	378,389	1,435	379,824	84,218	464,042

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	98,420	98,420	12,066	110,486
Borrowings (excluding lease liabilities) (i)	—	968,280	968,280	—	968,280
Leases Liabilities	—	216,384	216,384	—	216,384
Derivative financial instruments (i)	1,423	—	1,423	—	1,423
Total	1,423	1,283,084	1,284,507	12,066	1,296,573

(i)    Effective July 1, 2013, the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2018
Assets as per statement of financial position
Trade and other receivables	91,183	—	91,183	106,323	197,506
Derivative financial instruments	—	6,286	6,286	—	6,286
Cash and cash equivalents	273,635	—	273,635	—	273,635
Total	364,818	6,286	371,104	106,323	477,427

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	96,167	96,167	10,270	106,437
Borrowings (excluding finance lease liabilities) (i)	—	861,521	861,521	—	861,521
Finance leases	—	595	595	—	595
Derivative financial instruments (i)	283	—	283	—	283
Total	283	958,283	958,566	10,270	968,836

(i)    Effective July 1, 2013 the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

Schedule of Financial Liabilities
The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. There was no reclassification between categories for the adoption of IFRS 9.

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2019
Assets as per statement of financial position
Trade and other receivables	88,113	—	88,113	84,218	172,331
Derivative financial instruments	—	1,435	1,435	—	1,435
Cash and cash equivalents	290,276	—	290,276	—	290,276
Total	378,389	1,435	379,824	84,218	464,042

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	98,420	98,420	12,066	110,486
Borrowings (excluding lease liabilities) (i)	—	968,280	968,280	—	968,280
Leases Liabilities	—	216,384	216,384	—	216,384
Derivative financial instruments (i)	1,423	—	1,423	—	1,423
Total	1,423	1,283,084	1,284,507	12,066	1,296,573

(i)    Effective July 1, 2013, the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2018
Assets as per statement of financial position
Trade and other receivables	91,183	—	91,183	106,323	197,506
Derivative financial instruments	—	6,286	6,286	—	6,286
Cash and cash equivalents	273,635	—	273,635	—	273,635
Total	364,818	6,286	371,104	106,323	477,427

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	96,167	96,167	10,270	106,437
Borrowings (excluding finance lease liabilities) (i)	—	861,521	861,521	—	861,521
Finance leases	—	595	595	—	595
Derivative financial instruments (i)	283	—	283	—	283
Total	283	958,283	958,566	10,270	968,836

(i)    Effective July 1, 2013 the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

Schedule of Income, Expense, Gains and Losses on Financial Instruments
Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial asset at amortized cost	Assets/ liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
December 31, 2019
Interest income (i)	7,319	—	—	7,319
Interest expense (i)	(35,208)	(27)	(24,899)	(60,134)
Foreign exchange losses (i)	(19,807)	(16,227)	(72,424)	(108,458)
(Loss) / gain from derivative financial instruments (ii)	(870)	1,441	—	571
Finance cost related to lease liabilities	—	(9,524)	—	(9,524)

	Financial assets at amortized cost	Assets/ liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
December 31, 2018
Interest income (i)	7,915	—	—	7,915
Interest expense (i)	(35,794)	—	(15,783)	(51,577)
Foreign exchange gains / (losses) (i)	(108,936)	(41,218)	(33,041)	(183,195)
Gain from derivative financial instruments (ii)	—	51,670	—	51,670

(i)	Included in “Financial Results, net” in the consolidated statement of income.

(ii)	Included in “Other operating income, net” and “Financial Results, net” in the consolidated statement of income.

Schedule of Fair Value Measurement of Assets
The following table presents the Group´s biological assets that are measured at fair value at December 31, 2019 and 2018 (see Note 17 to see the description of each fair value level):

	2019				2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	11,397	—	11,397	—	9,859	—	9,859
Breeding cattle	3,460	—	—	3,460	2,993	—	—	2,993
Other cattle	1	336	—	337	—	540	—	540
Sown land – sugarcane	—	—	55,354	55,354	—	—	47,475	47,475
Sown land – crops	—	—	38,404	38,404	—	—	27,347	27,347
Sown land – rice	—	—	21,484	21,484	—	—	17,173	17,173
The following significant unobservable inputs were used to measure the Group´s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2019	2018
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-700 US$/ha -Harvest costs: 9.0 -15.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-700 US$/ha -Harvest costs: 9.0 -15.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha
The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
- Crops yield: 0.95 – 4.69 tn/ha for Wheat, 2.5 – 10  tn/ha for Corn, 1.19 - 3.8 tn/ha for Soybean and 1.6-3 for Sunflower
- Commercial Costs: 6-43 US$/ha for Wheat, 2-51 US$/ha for Corn, 7-59 US$/ha for Soybean and 2-71 US$/ha for Sunflower
- Production Costs: 115-574 US$/ha for Wheat, 198-859 US$/ha for Corn, 159-679 US$/ha for Soybean and 233-641 US$/ha for Sunflower

- Crops yield: 1.2 – 5.2 tn/ha for Wheat, 2.2 – 9.4  tn/ha for Corn, 1.1 - 4.1 tn/ha for Soybean and 1.5-2.1 for Sunflower
- Commercial Costs: 55-120 US$/ha for Wheat, 85-230 US$/ha for Corn, 55-110 US$/ha for Soybean and 45-80 US$/ha for Sunflower
- Production Costs: 140-460 US$/ha for Wheat, 300-620 US$/ha for Corn, 260-460 US$/ha for Soybean and 220-360 US$/ha for Sunflower
The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	-Rice yield: 6.5 -7.5 tn/ha -Commercial Costs: 8-12 US$/ha -Production Costs: 750-950 US$/ha	-Rice yield: 6.0 -7.4 tn/ha -Commercial Costs: 11-14 US$/ha -Production Costs: 830-1,090 US$/ha	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	(166)

NDF	Quoted price	Foreign-exchange curve.	Present value method	2	178
					12
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2019 and 2018 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2019	1,257	178	1,435
Derivative financial instruments	2018	6,286	—	6,286

Liabilities
Derivative financial instruments	2019	(1,423)	—	(1,423)
Derivative financial instruments	2018	(254)	(29)	(283)

Schedule of Fair Value Measurement of Liabilities
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	(166)

NDF	Quoted price	Foreign-exchange curve.	Present value method	2	178
					12
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2019 and 2018 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2019	1,257	178	1,435
Derivative financial instruments	2018	6,286	—	6,286

Liabilities
Derivative financial instruments	2019	(1,423)	—	(1,423)
Derivative financial instruments	2018	(254)	(29)	(283)